Pensions - Membership category (Details) - Main Scheme	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net pension (liability)/asset
Active members	16.20%	18.10%
Deferred members	47.30%	45.90%
Pensioners and dependants	36.50%	36.00%
Total proportions to the different classes of scheme	100.00%	100.00%